UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03504

UBS RMA Tax-Free Fund Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—83.76%

Alabama — 0.72%
10,645	Jefferson County Limited Obligation School Warrants, Series B (AMBAC Insured)	A	3.670	10,645,000
11,265	Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A	A	3.660	11,265,000
12,700	Port City Medical Clinic Board Revenue (Infirmary Health Systems), Series A (AMBAC Insured)	A	3.650	12,700,000
				34,610,000
Alaska — 1.07%
8,475	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series B	A	3.800	8,475,000
42,800	Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), Series C	A	3.800	42,800,000
				51,275,000
Arizona — 3.31%
11,200	Apache County Industrial Development Authority (Tucson Electric Power Co. - Springerville Project), Series B	A	3.700	11,200,000
35,000	Apache County Industrial Development Authority (Tucson Electric Power Co. - Springerville Project), Series C	A	3.650	35,000,000
25,405	Arizona Health Facilities Authority Revenue (Banner Health), Series A (MBIA Insured)	A	3.650	25,405,000
29,475	Arizona Health Facilities Authority Revenue (Banner Health), Series B (FGIC Insured)	A	3.650	29,475,000
23,000	Arizona Health Facilities Authority Revenue (Catholic Healthcare West), Series B	A	3.680	23,000,000
12,700	McAllister Academic Village LLC Revenue (Arizona State University Project), Series B (AMBAC Insured)	A	3.630	12,700,000
13,505	Mesa Utility System Revenue (PUTTERs), Series 1638 (FGIC Insured) [1]	A	3.700	13,505,000
8,200	Pima County Industrial Development Authority (Tucson Electric Power Co. - Irvington Project), Series A	A	3.700	8,200,000
				158,485,000
Colorado — 2.20%
9,665	Colorado Educational and Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series B-2	A	3.770	9,665,000
12,085	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series A-8	A	3.770	12,085,000
12,240	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series B-1	A	3.770	12,240,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Colorado—(concluded)
9,300	Colorado Educational and Cultural Facilities Authority Revenue Refunding (National Jewish Federation Board Program), Series C-1	A	3.770	9,300,000
11,595	El Paso County Revenue (YMCA Pikes Peak Region Project)	A	3.650	11,595,000
29,060	University of Colorado Hospital Authority Revenue, Series A (FSA Insured)	A	3.650	29,060,000
21,330	University of North Colorado Revenue Refunding (ABN AMRO MuniTops Certificates of Trust Series 2005-30) (FSA Insured)	A	3.700	21,330,000
				105,275,000
Delaware — 0.30%
14,520	University of Delaware Revenue, Series A	A	3.640	14,520,000

District of Columbia — 1.55%
16,475	District of Columbia Revenue (Consortium Issue)	A	3.660	16,475,000
25,000	District of Columbia Revenue (George Washington University), Series B (MBIA Insured)	A	3.700	25,000,000
8,700	District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life)	A	3.660	8,700,000
15,105	District of Columbia Revenue (Pooled Loan Program), Series A	A	3.660	15,105,000
9,100	District of Columbia, Series D-1 (FSA Insured)	A	3.650	9,100,000
				74,380,000
Florida — 4.43%
11,345	Allegheny County Airport Authority (PUTTERs), Series 3966 (AMBAC Insured)[1]	A	3.730	11,345,000
25,000	Broward County School District Tax Anticipation Notes	09/28/07	4.000	25,036,042
14,290	Collier County Water & Sewer (ABN AMRO MuniTops Certificates of Trust Series 2006-82) (MBIA Insured)[1]	A	3.700	14,290,000
60,660	Dade County Water & Sewer Systems Revenue (FGIC Insured)	A	3.650	60,660,000
12,700	Florida Department of Environmental Protection Preservation Revenue (Everglades Restoration), Series A (AMBAC Insured)	A	3.650	12,700,000
38,400	Florida Keys Aqueduct Authority Water Revenue Refunding (CIFG Insured)	A	3.660	38,400,000
16,000	Highlands County Health Facilities Authority Revenue (Adventist Health Hospital), Series A	A	3.700	16,000,000
8,535	Indian River County School Board Certificates Partnership (PUTTERs), Series 1498 (MBIA Insured)[1]	A	3.720	8,535,000
12,275	Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project)	A	3.650	12,275,000
12,900	Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project)	A	3.650	12,900,000
				212,141,042

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Georgia — 1.49%
8,475	Burke County Development Authority, Pollution Control Revenue (Oglethorpe Power Corp.), Series A (FGIC Insured)	A	3.670	8,475,000
8,000	Fulton County Development Authority Revenue (Boys & Girls Club of America)	A	3.660	8,000,000
25,000	Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates (Northeast Georgia Health Project), Series A (MBIA Insured)	A	3.660	25,000,000
17,800	Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health)	A	3.780	17,800,000
12,080	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A	A	3.600	12,080,000
				71,355,000
Illinois — 8.04%
35,075	Chicago Board of Education (Dedicated Revenues), Series D-2 (CIFG Insured)	A	3.800	35,075,000
22,745	Chicago (Neighborhoods Alive 21 Program), Series B (MBIA Insured)	A	3.660	22,745,000
53,050	Chicago O’Hare International Airport Revenue, Second Lien Series C	A	3.650	53,050,000
52,900	Chicago O’Hare International Airport Revenue, Third Lien Series C (CIFG Insured)	A	3.660	52,900,000
10,000	Chicago Refunding Project, Series D (FSA Insured)	A	3.650	10,000,000
10,000	Cook County (Capital Improvement), Series B	A	3.650	10,000,000
16,020	Illinois Development Finance Authority, Multi-Family Housing Revenue Refunding (Orleans-Illinois Project) (FSA Insured)	A	3.650	16,020,000
11,400	Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra)	A	3.650	11,400,000
14,100	Illinois Development Finance Authority Revenue (Francis W. Parker School Project)	A	3.650	14,100,000
10,000	Illinois Educational Facilities Authority Revenue (ACI/Cultural Pooled Financing)	A	3.670	10,000,000
15,100	Illinois Finance Authority Revenue (Chicago Historical Society)	A	3.700	15,100,000
7,000	Illinois Finance Authority Revenue (Proctor Hospital), Series B	A	3.700	7,000,000
25,400	Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B	A	3.670	25,400,000
21,675	Illinois Toll & Highway Authority Priority Refunding, Series B (MBIA Insured)	A	3.650	21,675,000
17,800	Illinois Toll & Highway Authority Revenue (PUTTERs), Series 1014 (FSA Insured)[1]	A	3.710	17,800,000
11,280	Illinois Toll & Highway Authority Revenue (PUTTERs), Series 1355 (FSA Insured)[1]	A	3.700	11,280,000
29,010	Lemont Township High School District (ABN AMRO MuniTops Certificates of Trust Series 2006-26) (MBIA Insured)[1]	A	3.700	29,010,000
11,700	University of Illinois, University Revenue Refunding (UIC South Campus Project), Series A (FGIC Insured)	A	3.680	11,700,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
10,474	Western Springs Special Assesment (Timber Trails Project)	A	3.660	10,474,000
				384,729,000
Indiana — 2.03%
10,000	Indiana Finance Authority, Environmental Improvement Revenue Refunding (Ispat Inland, Inc.)	A	3.650	10,000,000
15,000	Indiana Health & Educational Facilities Financing Authority Revenue Refunding (St. Francis Health Systems), Series A (MBIA Insured)	A	3.660	15,000,000
12,815	Indiana Health Facility Financing Authority, Hospital Revenue (Aces Rehabilitation Hospital)	A	3.680	12,815,000
22,695	Indianapolis Local Public Improvement Bond Bank Refunding (Waterworks Project), Series G-1 (MBIA Insured)	A	3.670	22,695,000
12,150	Purdue University Revenue (Student Facilities System), Series A	A	3.630	12,150,000
24,515	Purdue University Revenue (Student Fee), Series V	A	3.630	24,515,000
				97,175,000
Iowa — 0.77%
16,900	Iowa Higher Education Loan Authority Revenue (ACES Education Loan Private College) (MBIA Insured)	A	3.730	16,900,000
20,000	Iowa Tax & Revenue Anticipation Notes	06/29/07	4.250	20,034,110
				36,934,110
Kentucky — 1.10%
22,700	Kenton County Airport Board, Special Facilities Revenue Refunding, Series B	A	3.740	22,700,000
29,840	Kentucky Public Energy Authority Gas Supply Revenue, Series A	A	3.810	29,840,000
				52,540,000
Louisiana — 1.12%
18,600	Louisiana Public Facilities Authority Revenue (Christus Health), Subseries C-2 (AMBAC Insured)	A	3.650	18,600,000
11,300	Louisiana Public Facilities Authority Revenue (College and University Equipment and Capital), Series A (FGIC Insured)	A	3.660	11,300,000
7,800	Louisiana Public Facilities Authority Revenue (Diocese Houma-Thibodaux Project)	A	3.660	7,800,000
16,100	South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum)	A	3.700	16,100,000
				53,800,000
Maryland — 2.04%
13,770	Baltimore County Revenue (Oak Crest Village, Inc. Project), Series A	A	3.660	13,770,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Maryland—(concluded)
19,700	Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition)	A	3.670	19,700,000
43,575	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B	A	3.650	43,575,000
10,791	Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series D	A	3.640	10,791,000
10,000	Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland Medical Systems), Series E (FGIC Insured)	A	3.660	10,000,000
				97,836,000
Massachusetts — 7.16%
10,000	Everett Bond Anticipation Notes	10/26/07	4.125	10,027,493
21,000	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series GG-1	A	3.630	21,000,000
7,295	Massachusetts State (Construction Loan), Series B	A	3.780	7,295,000
97,550	Massachusetts State Refunding, Series A	A	3.660	97,550,000
30,000	Massachusetts State Refunding, Series B	A	3.630	30,000,000
24,850	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series B	A	3.650	24,850,000
46,800	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series C	A	3.650 to 3.780	46,800,000
25,000	Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated Series D	A	3.650	25,000,000
24,380	Massachusetts Water Resources Authority, Series A	A	3.650	24,380,000
37,800	Route 3 North Transport Improvements Association, Lease Revenue (Demand Obligation Bond), Series B (AMBAC Insured)	A	3.650	37,800,000
17,920	University of Massachusetts Building Authority Project Revenue Refunding, Series 1 (AMBAC Insured)	A	3.660	17,920,000
				342,622,493
Michigan — 1.47%
11,700	Michigan Hospital Finance Authority Revenue (Ascension), Series B3	A	3.620	11,700,000
6,305	Michigan Hospital Finance Authority Revenue (Trinity Health Credit), Series H (CIFG Insured)	A	3.800	6,305,000
40,400	Michigan State Notes, Series A	09/28/07	4.250	40,530,169
11,600	University of Michigan University Revenues Refunding (Medical Service Plan), Series A-1	A	3.790	11,600,000
				70,135,169
Minnesota — 1.23%
16,830	Minneapolis Health Care System Revenue Refunding (Fairview Health Services), Series A (AMBAC Insured)	A	3.660	16,830,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Minnesota—(concluded)
42,195	Minneapolis Health Care System Revenue Refunding (Fairview Health Services), Series C (MBIA Insured)	A	3.660	42,195,000
				59,025,000
Missouri — 2.60%
12,900	Curators University of Missouri Systems Facilities Revenue, Series A	A	3.770	12,900,000
13,300	Curators University of Missouri Systems Facilities Revenue, Series B	A	3.820	13,300,000
34,415	Kansas City Industrial Development Authority Student Housing Facilities Revenue (Oak Street West Student)	A	3.660	34,415,000
10,400	Missouri Health & Educational Facilities Authority Revenue (Assemblies of God College)	A	3.660	10,400,000
13,200	Missouri Health & Educational Facilities Authority Revenue (Cox Health Systems) (AMBAC Insured)	A	3.800	13,200,000
19,300	Missouri Health & Educational Facilities Authority Revenue (SSM Health Care), Series C-4 (FSA Insured)	A	3.660	19,300,000
13,200	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series A	A	3.770	13,200,000
7,705	Missouri Health & Educational Facilities Authority Revenue (Washington University), Series B	A	3.800	7,705,000
				124,420,000
Nebraska — 0.41%
11,100	NEBHELP, Inc. Revenue (Multiple-Mode), Series E (MBIA Insured)	A	3.720	11,100,000
8,330	Nebraska Public Power District Revenue (PUTTERs), Series 1563 (FGIC Insured)[1]	A	3.720	8,330,000
				19,430,000
Nevada — 2.49%
33,700	Clark County Airport Revenue, Sub Lien, Series C (FGIC Insured)	A	3.660	33,700,000
44,000	Clark County Airport Revenue, Sub Lien, Series D-1 (FGIC Insured)	A	3.660	44,000,000
26,650	Clark County School District (PUTTERs), Series 1653 (AMBAC Insured)[1]	A	3.700	26,650,000
14,800	Las Vegas Valley Water District (Water Improvement), Series B	A	3.800	14,800,000
				119,150,000
New Hampshire — 0.37%
4,000	Carroll County Tax Anticipation Notes	12/31/07	4.000	4,010,760

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

New Hampshire—(concluded)
13,800	New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator Technologies Inc.), Series A	A	3.670	13,800,000
				17,810,760
New Jersey — 0.25%
12,000	New Jersey Tax & Revenue Anticipation Notes	06/22/07	4.500	12,020,439

New Mexico — 0.36%
17,170	New Mexico Hospital Equipment Loan Council Hospital Revenue (Presbyterian Healthcare), Series A (FSA Insured)	A	3.650	17,170,000

North Carolina — 6.22%
9,800	Charlotte Certificates of Participation (Government Facilities Authority), Series F	A	3.660	9,800,000
68,350	Charlotte Water & Sewer System Revenue Refunding, Series C	A	3.630	68,350,000
16,125	Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series D	A	3.780	16,125,000
20,400	Concord Utilities System Revenue Refunding, Series B (FSA Insured)	A	3.650	20,400,000
10,300	Fayetteville Public Works Commission Revenue Refunding, Series A (FSA Insured)	A	3.660	10,300,000
56,630	Mecklenburg County Certificates of Participation	A	3.630	56,630,000
10,450	North Carolina Eastern Municipal Power Agency Power Systems Revenue Refunding, Series A (MBIA Insured)	A	3.650	10,450,000
11,760	North Carolina Educational Facilities Finance Agency Revenue (Elon College)	A	3.670	11,760,000
16,550	North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project)	A	3.640	16,550,000
9,975	North Carolina Medical Care Commission Hospital Revenue (Duke University Hospital), Series B	A	3.630	9,975,000
21,050	North Carolina Refunding, Series C	A	3.650	21,050,000
26,450	Union County, Series A	A	3.630	26,450,000
20,000	University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A	A	3.660	20,000,000
				297,840,000
Ohio — 2.82%
10,000	Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A	A	3.670	10,000,000
18,900	Columbus Sewer Revenue Refunding	A	3.640	18,900,000
29,415	Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A	A	3.650	29,415,000
14,200	Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A	A	3.650	14,200,000
20,000	Ohio Air Quality Development Authority Revenue Refunding Pollution Control (Firstenergy), Series A	A	3.600	20,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Ohio—(concluded)
20,000	Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B	A	3.640	20,000,000
14,900	Ohio Water Development Authority Revenue Refunding (Water Development - Pure Water Project) (MBIA Insured)	A	3.650	14,900,000
7,495	Olentangy Local School District (PUTTERs), Series 1560 (FSA Insured)[1]	A	3.720	7,495,000
				134,910,000
Oklahoma — 1.38%
29,500	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series B (XLCA Insured)	A	3.650	29,500,000
11,600	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series D (XLCA Insured)	A	3.660	11,600,000
25,000	Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series E (XLCA Insured)	A	3.660	25,000,000
				66,100,000
Oregon — 0.27%
13,000	Medford Hospital Facilities Authority Revenue (Cascade Manor Project)	A	3.770	13,000,000

Pennsylvania — 6.23%
10,440	Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C	A	3.680	10,440,000
13,775	Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center)	A	3.650	13,775,000
45,450	Delaware Valley Regional Finance Authority (Local Government Revenue)	A	3.680	45,450,000
16,200	Delaware Valley Regional Finance Authority (Local Government Revenue), Series C	A	3.680	16,200,000
7,000	Franklin County Industrial Development Authority Revenue (Menno Haven, Inc. Project)	A	3.680	7,000,000
1,400	Geisinger Authority Health Systems (Geisinger Health Systems), Series B	A	3.770	1,400,000
25,435	Lancaster County Hospital Authority Revenue (Health Center, Masonic Homes Project) (AMBAC Insured)	A	3.660	25,435,000
44,900	Montgomery County Industrial Development Authority Pollution Control Revenue Refunding (Peco), Series A	A	3.650	44,900,000
25,000	Pennsylvania Public School Building Authority Lease Revenue, Series 1586 (FSA Insured) [1]	A	3.690	25,000,000
8,600	Philadelphia Authority for Industrial Development Revenue (Regional Performing Arts Center Project)	A	3.650	8,600,000
15,260	Philadelphia Water & Wastewater Revenue Refunding (FSA Insured)	A	3.650	15,260,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
56,915	Philadelphia Water & Wastewater Revenue Refunding, Series B (FSA Insured)	A	3.650	56,915,000
14,200	University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B	A	3.630	14,200,000
13,720	York General Authority Revenue (Pooled Financing Subordinated), Series B (AMBAC Insured)	A	3.660	13,720,000
				298,295,000
South Carolina — 1.47%
14,850	Berkeley County Water & Sewer Revenue Refunding System, Series A (XLCA Insured)	A	3.660	14,850,000
7,200	Dorchester County Tax Anticipation Notes	04/13/07	4.500	7,201,652
27,800	Piedmont Municipal Power Agency, South Carolina Electric Revenue Refunding, Series A (MBIA Insured)	A	3.660	27,800,000
10,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning Refunding and Improvement (Anderson College)	A	3.660	10,000,000
10,605	South Carolina Jobs-Economic Development Authority, Hospital Facilities Revenue (Regional Medical Center of Orangeburg) (AMBAC Insured)	A	3.650	10,605,000
				70,456,652
Tennessee — 3.96%
22,700	Blount County Public Building Authority (ABN AMRO MuniTops Certificates of Trust Series 2007-4) (XLCA Insured)[1]	A	3.700	22,700,000
13,805	Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project)	A	3.670	13,805,000
23,050	Metropolitan Government of Nashville & Davidson County, Industrial Development Board Revenue (Nashville Symphony Hall Project)	A	3.660	23,050,000
11,000	Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project)	A	3.660	11,000,000
12,820	Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project)	A	3.660	12,820,000
27,475	Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool)	A	3.660 to 3.800	27,475,000
78,550	Shelby County Public Improvement and School, Series B	A	3.700	78,550,000
				189,400,000
Texas — 9.32%
23,100	Arlington Special Obligation (Special Tax-Dallas Cowboys), Series B (MBIA Insured)	A	3.700	23,100,000
10,005	Bryan Independent School District (ABN AMRO MuniTops Certificates of Trust Series 2007-20) (PSF-GTD)[1]	A	3.700	10,005,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Texas—(concluded)
9,340	Dallas Area Rapid Transit (PUTTERs), Series 3974 (AMBAC Insured)[1]	A	3.720	9,340,000
15,000	Dallas North Tollway System Revenue, Series C (FGIC Insured)	A	3.670	15,000,000
14,775	Eagle Mountain & Saginaw Independent School District (ABN AMRO MuniTops Certificates of Trust Series 2006-74) (PSF-GTD)[1]	A	3.700	14,775,000
12,895	Fort Worth Independent School District (PUTTERs), Series 1673 (PSF-GTD)[1]	A	3.700	12,895,000
20,955	Harris County Health Facilities Development Corp. Revenue (Christus Health), Series A-2 (AMBAC Insured)	A	3.650	20,955,000
33,500	Harris County Health Facilities Development Corp. Revenue (Methodist Hospital Systems), Series A	A	3.770	33,500,000
15,125	Harris County (PUTTERs), Series 1682 (MBIA-IBC Insured)[1]	A	3.700	15,125,000
10,000	Houston Water & Sewer Systems Revenue (Junior Lien), Series A (Pre-refunded with US Government Securities to 12/01/07 @101) (FGIC Insured)	12/01/07	5.250	10,201,524
9,850	North East Independent School District, Series 1668 (PSF-GTD)[1]	A	3.690	9,850,000
13,605	North Texas Municipal Water District Water Systems Revenue (PUTTERs), Series 1656 (FGIC Insured)[1]	A	3.700	13,605,000
21,380	Pasadena Independent School District (ABN AMRO MuniTops Certificates of Trust Series 2006-57) (PSF-GTD)[1]	A	3.700	21,380,000
14,180	San Antonio Water Revenue (PUTTERs), Series 1196 (MBIA Insured)[1]	A	3.700	14,180,000
7,825	San Marcos Consolidated Independent School District (PUTTERs), Series 1506 (PSF-GTD)[1]	A	3.670	7,825,000
7,050	Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project)	A	3.720	7,050,000
133,825	Texas Tax and Revenue Anticipation Notes	08/31/07	4.500	134,285,620
24,165	Texas Turnpike Authority, Central Texas Turnpike System Revenue, First Tier, Series B (AMBAC Insured)	A	3.650	24,165,000
1,200	Texas Water Development Board Revenue Refunding (State Revolving Fund)	A	3.820	1,200,000
8,260	University of Texas Permanent University Fund (PUTTERs), Series 1676[1]	A	3.700	8,260,000
14,800	Waco Educational Finance Corp. Revenue (Baylor University) (XLCA Insured)	A	3.630	14,800,000
18,325	Waco Educational Finance Corp. Revenue (Baylor University), Series A (XLCA Insured)	A	3.630	18,325,000
6,230	Williamson County (PUTTERs), Series 1511 (FSA Insured)[1]	A	3.720	6,230,000
				446,052,144
Utah — 0.92%
44,025	Utah County Hospital Revenue (IHC Health Services, Inc.), Series B	A	3.700	44,025,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(concluded)

Vermont — 0.31%
14,995	Univeristy of Vermont & St. Agric College (ABN AMRO MuniTops Certificates of Trust Series 2005-58) (MBIA Insured) [1]	A	3.700	14,995,000

Virginia — 0.21%
10,000	Charlottesville Industrial Development Authority Educational Facilities Revenue (University of Virginia Foundation Projects), Series B	A	3.640	10,000,000

Washington — 3.38%
23,000	Energy Northwest Washington Electric Revenue Refunding (Project No. 3), Series D-3-1 (FSA Insured)	A	3.650	23,000,000
23,195	King County Sewer Revenue (Junior Lien), Series A	A	3.650	23,195,000
22,200	King County Sewer Revenue (Junior Lien), Series B	A	3.660	22,200,000
35,370	Snohomish County Public Utility District No. 001, Electric Revenue Refunding (Generation Systems), Series 2001A (FSA Insured)	A	3.650	35,370,000
10,000	Tulalip Tribes of The Tulalip Reservation Special Revenue Refunding	A	3.680	10,000,000
21,420	Washington Public Power Supply Systems Nuclear Project No. 1 Revenue Refunding, Series 1A-2	A	3.660	21,420,000
26,395	Washington Public Power Supply Systems Nuclear Project No. 3 Electric Revenue Refunding, Series 3A (MBIA Insured)	A	3.650	26,395,000
				161,580,000
Wisconsin — 0.76%
11,000	Oconomowoc Area School District Tax & Revenue Anticipation Notes	08/23/07	4.500	11,037,570
10,000	Wisconsin Center District Tax Revenue, Series A	A	3.670	10,000,000
15,200	Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B	A	3.660	15,200,000
				36,237,570
Total municipal bonds and notes (cost—$4,009,730,379)				4,009,730,379

Tax-exempt commercial paper—11.67%
Arizona — 0.49%
23,500	Salt River Agricultural Improvement & Power District	05/04/07 to 05/07/07	3.620 to 3.660	23,500,000

Florida — 3.41%
8,315	City of Jacksonville	05/11/07	3.590	8,315,000
24,000	Florida Local Government Finance Commission Pooled Loan Program	04/09/07	3.650	24,000,000
72,200	Jacksonville Electric Authority	04/05/07 to 06/15/07	3.640 to 3.670	72,200,000
15,000	Jacksonville Electric Authority, Series 200-F	04/09/07	3.600	15,000,000
10,000	Jacksonville Electric Authority, Series C	04/10/07	3.580	10,000,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Tax-exempt commercial paper—(continued)

Florida—(concluded)
34,000	Palm Beach County School District	05/07/07 to 05/17/07	3.650 to 3.660	34,000,000
				163,515,000
Georgia — 0.44%
15,925	Burke County Development Authority Pollution Control Revenue (Oglethorpe Power Corp.)	05/17/07	3.650	15,925,000
5,000	Metropolitan Atlanta Rapid Transit Authority	05/10/07	3.600	5,000,000
				20,925,000
Illinois — 0.63%
30,000	Evanston Hospital	05/24/07 to 07/12/07	3.650	30,000,000

Louisiana — 0.29%
13,970	Louisiana Offshore Terminal Authority Deepwater Port Revenue Refunding (Loop, Inc. First Stage), Series A	05/15/07	3.690	13,970,000

Nebraska — 0.75%
15,000	Nebraska Public Power District	06/08/07	3.650	15,000,000
20,865	Omaha Public Power District	04/03/07	3.670	20,865,000
				35,865,000
Nevada — 0.82%
35,650	Clark County	05/09/07 to 05/15/07	3.650 to 3.660	35,650,000
3,500	Las Vegas Valley Water District	05/08/07	3.650	3,500,000
				39,150,000
North Carolina — 0.46%
21,926	Wake County	05/30/07	3.700	21,926,000

South Carolina — 0.11%
5,408	South Carolina Public Service	05/11/07	3.660	5,408,000

Tennessee — 0.85%
40,948	Tennessee State School Bond Authority, Series 1997	05/03/07 to 06/12/07	3.670 to 3.700	40,948,000

Texas — 3.42%
10,000	Austin Utility Systems Revenue	05/08/07	3.670	10,000,000
30,150	City of Houston	05/08/07 to 06/19/07	3.650 to 3.670	30,150,000
5,050	Harris County	05/11/07	3.660	5,050,000
23,000	Houston Higher Education Finance Authority (Rice University)	05/04/07	3.670	23,000,000
9,000	Houston Water and Sewer, Series A	07/13/07	3.680	9,000,000
35,900	San Antonio Electric and Gas, Series A	05/14/07 to 06/13/07	3.640 to 3.660	35,900,000
5,600	Texas Public Finance Authority	05/18/07	3.650	5,600,000

UBS RMA Tax-Free Fund Inc.

Schedule of investments – March 31, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Tax-exempt commercial paper—(concluded)

Texas—(concluded)
45,000	University of Texas University Revenue	04/04/07 to 06/11/07	3.590 to 3.650	45,000,000
				163,700,000
Total tax-exempt commercial paper (cost—$558,907,000)				558,907,000

Municipal asset-backed securities — 4.20%

California — 3.35%
160,260	JP Morgan Chase & Co. I-PUTTERs Trust, Series 1710P [1]	A	3.750	160,260,000

Multi-state — 0.85%
19,330	JP Morgan Chase & Co. I-PUTTERs Trust, Series 1633P [1]	A	3.850	19,330,000
21,365	JP Morgan Chase & Co. I-PUTTERs Trust, Series 1684P [1]	A	3.850	21,365,000
				40,695,000
Total municipal asset-backed securities (cost — $200,955,000)				200,955,000
Total investments (cost — $4,769,592,379 which approximates cost for federal income tax purposes) [2] — 99.63%				4,769,592,379
Other assets in excess of liabilities — 0.37%				17,731,138
Net assets (applicable to 4,788,057,992 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%				4,787,323,517

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 11.60% of net assets as of March 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

A	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of March 31, 2007 and reset periodically.

ACES	Adjustable Convertible Extendable Securities

ACI	Associated Colleges of Illinois

AMBAC	American Municipal Bond Assurance Corporation

CCAO	County Commissioners Association of Ohio

CIFG	CDC IXIS Financial Guaranty

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

IBC	Insured Bond Certificate

MBIA	Municipal Bond Investors Assurance

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

XLCA	XL Capital Assurance

Weighted average maturity — 19 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2006.

Item 2. Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2007